Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 28, 2021

STE-QTLY-0421
1.9890709.102

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 52.3%
	Shares	Value
COMMUNICATION SERVICES - 6.0%
Entertainment - 0.7%
Bilibili, Inc. ADR (a)	126,465	$15,930,796
CD Projekt RED SA (a)	64,967	4,084,164
DouYu International Holdings Ltd. ADR (a)	296,357	4,249,759
HUYA, Inc. ADR (a)(b)	133,375	3,514,431
International Games Systems Co. Ltd.	133,000	3,950,920
NetEase, Inc. ADR	87,654	9,628,792
		41,358,862
Interactive Media & Services - 5.1%
Autohome, Inc. ADR Class A	9,653	1,100,828
Baidu.com, Inc. sponsored ADR (a)	81,200	23,016,952
JOYY, Inc. ADR	51,400	6,060,060
Kakao Corp.	38,255	16,557,008
Kuaishou Technology Class B (c)	165,300	6,580,928
NAVER Corp.	39,287	13,066,340
Tencent Holdings Ltd.	2,581,100	224,547,991
Yandex NV Series A (a)	365,050	23,357,724
		314,287,831
Media - 0.0%
Focus Media Information Technology Co. Ltd. (A Shares)	1,665,800	2,817,002
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd.	1,670,002	12,565,050

TOTAL COMMUNICATION SERVICES		371,028,745

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.6%
Great Wall Motor Co. Ltd. (H Shares)	914,500	2,658,687
Guangzhou Automobile Group Co. Ltd. (H Shares)	4,698,000	4,360,964
Hyundai Motor Co.	129,557	27,232,220
Kia Motors Corp.	54,242	3,819,707
		38,071,578
Diversified Consumer Services - 0.6%
New Oriental Education & Technology Group, Inc. (a)	21,800	3,885,230
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	132,385	23,514,224
TAL Education Group ADR (a)	87,920	6,817,317
		34,216,771
Hotels, Restaurants & Leisure - 0.3%
Galaxy Entertainment Group Ltd.	119,000	1,087,753
Haidilao International Holding Ltd. (c)	100,000	820,607
Sands China Ltd.	445,600	2,100,174
Shangri-La Asia Ltd. (a)	8,680,000	8,885,405
Wynn Macau Ltd. (a)	324,000	611,537
Yum China Holdings, Inc.	21,006	1,256,999
Yum China Holdings, Inc.	15,100	906,804
		15,669,279
Household Durables - 0.9%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	37,500	341,691
Haier Smart Home Co. Ltd. (A Shares)	6,564,029	29,316,961
Midea Group Co. Ltd. (A Shares)	1,890,689	27,178,572
		56,837,224
Internet & Direct Marketing Retail - 6.8%
Alibaba Group Holding Ltd. (a)	349,700	10,508,200
Alibaba Group Holding Ltd. sponsored ADR (a)	806,971	191,865,425
Baozun, Inc.:
Class A (a)	235,200	3,616,468
sponsored ADR (a)	133,071	6,111,951
JD Health International, Inc. (c)	265,100	4,846,441
JD.com, Inc.:
Class A	97,850	4,589,144
sponsored ADR (a)	651,032	61,112,374
MakeMyTrip Ltd. (a)	140,310	4,707,401
Meituan Class B (a)(c)	818,000	35,856,610
Naspers Ltd. Class N	250,599	59,135,710
Pinduoduo, Inc. ADR (a)	159,350	27,274,346
Trip.com Group Ltd. ADR (a)	349,159	13,774,323
		423,398,393
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	794,000	121,816
Multiline Retail - 0.0%
MINISO Group Holding Ltd. ADR	10,157	270,887
Specialty Retail - 0.3%
China Yongda Automobiles Services Holdings Ltd.	2,254,000	3,283,745
Zhongsheng Group Holdings Ltd. Class H	2,693,500	16,668,450
		19,952,195
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	26,252	9,150,720
Anta Sports Products Ltd.	1,279,000	19,622,508
ECLAT Textile Co. Ltd.	658,000	10,139,239
Li Ning Co. Ltd.	3,204,000	18,010,095
Regina Miracle International Holdings Ltd. (c)	227,000	78,433
Shenzhou International Group Holdings Ltd.	392,300	8,147,997
		65,148,992

TOTAL CONSUMER DISCRETIONARY		653,687,135

CONSUMER STAPLES - 3.3%
Beverages - 1.1%
Ambev SA	1,303,000	3,259,709
China Resources Beer Holdings Co. Ltd.	1,218,000	9,186,290
Kweichow Moutai Co. Ltd. (A Shares)	147,911	48,490,384
Thai Beverage PCL	17,127,300	9,440,952
		70,377,335
Food & Staples Retailing - 0.7%
Atacadao SA	1,375,800	4,666,850
Bidcorp Ltd.	253,021	4,738,108
CP ALL PCL (For. Reg.)	3,689,800	7,228,779
President Chain Store Corp.	162,000	1,522,764
Wal-Mart de Mexico SA de CV Series V	5,840,800	16,661,677
X5 Retail Group NV GDR (Reg. S)	196,869	6,398,243
		41,216,421
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	872,000	7,191,308
China Mengniu Dairy Co. Ltd.	7,527,000	41,145,730
Gruma S.A.B. de CV Series B	247,615	2,698,780
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	865,967	5,780,112
Tingyi (Cayman Islands) Holding Corp.	476,000	956,118
Unified-President Enterprises Corp.	9,017,201	21,739,888
WH Group Ltd. (c)	1,452,000	1,302,905
		80,814,841
Personal Products - 0.2%
Hengan International Group Co. Ltd.	164,500	1,138,878
LG Household & Health Care Ltd.	3,608	4,841,493
Natura & Co. Holding SA	1,064,524	8,770,043
		14,750,414

TOTAL CONSUMER STAPLES		207,159,011

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	2,884,000	3,316,631
Yantai Jereh Oilfield Services (A Shares)	486,515	3,193,268
		6,509,899
Oil, Gas & Consumable Fuels - 1.4%
China Petroleum & Chemical Corp. (H Shares)	26,290,000	14,642,483
CNOOC Ltd.	3,445,000	4,132,502
Lukoil PJSC	105,072	7,874,366
Lukoil PJSC sponsored ADR	240,813	17,868,325
NOVATEK OAO GDR (Reg. S)	18,690	3,184,776
Petroleo Brasileiro SA - Petrobras (ON)	2,584,600	10,215,355
Reliance Industries Ltd.	711,471	20,070,955
Reliance Industries Ltd. sponsored GDR (c)	102,000	5,854,800
		83,843,562

TOTAL ENERGY		90,353,461

FINANCIALS - 9.4%
Banks - 6.4%
Absa Group Ltd.	1,051,115	8,429,065
Axis Bank Ltd. (a)	2,371,306	23,245,771
Capitec Bank Holdings Ltd. (a)	66,216	5,858,516
China Construction Bank Corp. (H Shares)	22,978,000	18,445,471
China Merchants Bank Co. Ltd. (H Shares)	4,952,500	38,022,726
Credicorp Ltd. (United States)	93,100	14,896,931
E.SUN Financial Holdings Co. Ltd.	8,260,267	7,482,931
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,025,948	15,195,550
Hana Financial Group, Inc.	213,970	7,030,965
HDFC Bank Ltd. (a)	535,743	11,168,587
HDFC Bank Ltd. sponsored ADR (a)	604,907	47,872,340
ICICI Bank Ltd. (a)	1,918,422	15,676,869
Industrial & Commercial Bank of China Ltd. (H Shares)	54,192,000	35,453,510
KB Financial Group, Inc.	169,755	6,547,032
Kotak Mahindra Bank Ltd. (a)	277,314	6,677,522
National Bank of Greece SA (a)	6,138,000	15,552,188
OTP Bank PLC (a)	77,995	3,543,388
PT Bank Central Asia Tbk	9,356,686	22,044,720
PT Bank Mandiri (Persero) Tbk	41,132,800	17,613,200
PT Bank Rakyat Indonesia Tbk	8,837,200	2,922,978
Sberbank of Russia	414,374	1,493,588
Sberbank of Russia	3,222,106	11,688,308
Sberbank of Russia sponsored ADR	869,587	12,609,012
Shinhan Financial Group Co. Ltd.	493,860	14,323,567
Siam Commercial Bank PCL (For. Reg.)	1,537,500	5,157,746
State Bank of India (a)	2,969,300	15,668,372
TCS Group Holding PLC GDR	207,341	10,802,466
		395,423,319
Capital Markets - 0.4%
B3 SA - Brasil Bolsa Balcao	1,863,800	18,058,660
CITIC Securities Co. Ltd. (H Shares)	692,500	1,492,771
Hong Kong Exchanges and Clearing Ltd.	37,500	2,287,773
Huatai Securities Co. Ltd. (H Shares) (c)	1,029,200	1,531,238
Noah Holdings Ltd. sponsored ADR (a)	69,530	3,107,991
		26,478,433
Consumer Finance - 0.4%
Bajaj Finance Ltd.	117,479	8,365,435
Kaspi.KZ JSC unit	129,806	9,151,323
Shriram Transport Finance Co. Ltd.	589,028	10,220,775
		27,737,533
Diversified Financial Services - 0.2%
Chailease Holding Co. Ltd.	1,653,146	10,201,310
Insurance - 1.6%
AIA Group Ltd.	3,076,000	38,792,759
China Life Insurance Co. Ltd. (H Shares)	11,726,000	24,763,567
HDFC Standard Life Insurance Co. Ltd. (a)(c)	430,628	4,080,765
ICICI Lombard General Insurance Co. Ltd. (c)	239,287	4,615,054
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,905,500	23,579,754
Samsung Life Insurance Co. Ltd.	48,090	3,198,820
		99,030,719
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	745,356	25,599,592

TOTAL FINANCIALS		584,470,906

HEALTH CARE - 1.6%
Biotechnology - 0.3%
Akeso, Inc. (c)	128,000	839,972
Innovent Biologics, Inc. (a)(c)	270,500	2,786,449
Remegen Co. Ltd. (H Shares) (a)(c)	200,000	2,908,547
Zai Lab Ltd. (a)	57,200	8,339,467
		14,874,435
Health Care Equipment & Supplies - 0.3%
Peijia Medical Ltd. (a)(c)	294,000	902,114
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	300,403	19,392,362
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	43,000	380,857
		20,675,333
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co. Ltd. (A Shares)	73,109	816,092
Apollo Hospitals Enterprise Ltd.	39,572	1,637,027
Aster DM Healthcare Ltd. (a)(c)	1,192	2,309
		2,455,428
Life Sciences Tools & Services - 0.4%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	266,600	5,217,578
Joinn Laboratories China Co. Ltd. (H Shares) (c)	10,100	179,696
Pharmaron Beijing Co. Ltd. (H Shares) (c)	128,100	2,189,927
WuXi AppTec Co. Ltd. (H Shares) (c)	664,680	13,856,694
Wuxi Biologics (Cayman), Inc. (a)(c)	318,500	3,945,871
		25,389,766
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,089,610	5,548,878
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	125,016	1,965,457
Richter Gedeon PLC	885,477	25,256,749
Sino Biopharmaceutical Ltd.	1,548,000	1,722,339
		34,493,423

TOTAL HEALTH CARE		97,888,385

INDUSTRIALS - 2.3%
Air Freight & Logistics - 0.1%
ZTO Express, Inc. (a)	136,000	4,564,813
Airlines - 0.1%
Azul SA sponsored ADR (a)(b)	103,167	2,220,154
Copa Holdings SA Class A	55,190	5,059,267
		7,279,421
Construction & Engineering - 0.3%
Larsen & Toubro Ltd.	884,100	17,248,661
Electrical Equipment - 0.0%
Voltronic Power Technology Corp.	81,966	3,396,503
Machinery - 1.4%
Airtac International Group	239,000	8,317,368
Estun Automation Co. Ltd. (A Shares) (a)	678,570	3,085,195
HIWIN Technologies Corp.	1,284,938	18,393,796
Sany Heavy Industry Co. Ltd. (A Shares)	2,000,783	12,702,747
Shenzhen Inovance Technology Co. Ltd. (A Shares)	346,026	4,557,818
Techtronic Industries Co. Ltd.	626,000	9,555,712
Weichai Power Co. Ltd.:
(A Shares)	5,718,902	19,474,729
(H Shares)	700,000	2,048,618
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,062,800	7,703,065
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	477,800	728,116
		86,567,164
Professional Services - 0.2%
Sporton International, Inc.	1,072,000	9,615,040
Road & Rail - 0.1%
Localiza Rent A Car SA	629,755	6,517,574
Rumo SA (a)	936,700	3,025,279
		9,542,853
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	216,600	2,094,386
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	123,545	2,311,516
Grupo Aeroportuario Norte S.A.B. de CV (a)	481,900	2,795,439
		5,106,955

TOTAL INDUSTRIALS		145,415,796

INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment & Components - 1.3%
Chaozhou Three-Circle Group Co. (A Shares)	219,600	1,268,394
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,674,000	10,744,735
Largan Precision Co. Ltd.	82,000	9,693,610
LG Innotek Co. Ltd.	18,532	3,270,764
Samsung SDI Co. Ltd.	27,189	16,252,754
Sunny Optical Technology Group Co. Ltd.	864,000	21,609,886
Unimicron Technology Corp.	1,548,000	5,414,918
Yageo Corp.	622,000	13,233,093
		81,488,154
IT Services - 0.5%
Infosys Ltd.	461,826	7,870,545
Infosys Ltd. sponsored ADR	1,234,691	21,137,910
Tech Mahindra Ltd.	156,054	1,939,357
		30,947,812
Semiconductors & Semiconductor Equipment - 6.9%
ASE Technology Holding Co. Ltd.	3,663,000	13,650,263
ASM Pacific Technology Ltd.	55,500	772,061
eMemory Technology, Inc.	300,000	8,771,930
MediaTek, Inc.	1,577,000	50,693,933
Realtek Semiconductor Corp.	334,000	5,512,144
Silergy Corp.	19,000	1,826,858
SK Hynix, Inc.	482,444	60,544,845
Taiwan Semiconductor Manufacturing Co. Ltd.	9,826,000	214,511,101
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	456,432	57,483,046
Xinyi Solar Holdings Ltd.	6,276,000	13,188,869
		426,955,050
Software - 0.0%
Kingsoft Corp. Ltd.	150,000	1,052,028
Ming Yuan Cloud Group Holdings Ltd.	218,575	1,237,092
		2,289,120
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co. Ltd.	2,832,536	207,254,136
Samsung Electronics Co. Ltd. unit	18,072	33,433,200
Xiaomi Corp. Class B (a)(c)	1,232,400	4,097,180
		244,784,516

TOTAL INFORMATION TECHNOLOGY		786,464,652

MATERIALS - 4.5%
Chemicals - 0.9%
Hansol Chemical Co. Ltd.	32,604	7,055,609
LG Chemical Ltd.	25,760	18,985,442
PhosAgro OJSC GDR (Reg. S)	253,259	4,442,163
SKSHU Paint Co. Ltd. (A Shares)	178,400	4,953,482
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	124,941	6,696,838
Solar Industries India Ltd.	604,300	10,663,949
		52,797,483
Construction Materials - 0.9%
Anhui Conch Cement Co. Ltd.:
(A Shares)	138,300	1,139,267
(H Shares)	157,500	1,013,253
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	903,600	6,590,894
CEMEX S.A.B. de CV sponsored ADR (a)	2,694,886	17,813,196
China Jushi Co. Ltd. (A Shares)	2,910,800	10,092,038
JK Cement Ltd.	472,100	17,163,964
		53,812,612
Metals & Mining - 2.1%
AngloGold Ashanti Ltd.	208,119	4,162,024
Barrick Gold Corp.	1,079,100	20,146,797
First Quantum Minerals Ltd.	520,626	11,221,728
Grupo Mexico SA de CV Series B	4,024,591	19,108,199
Harmony Gold Mining Co. Ltd.	380,691	1,429,461
Impala Platinum Holdings Ltd.	2,198,768	35,757,181
Novolipetsk Steel OJSC GDR (Reg. S)	65,378	1,927,343
POSCO	53,950	13,348,365
Sibanye Stillwater Ltd.	3,404,482	15,653,186
Southern Copper Corp.	56,028	3,996,477
Vale SA	261,200	4,405,379
Vale SA sponsored ADR	74,600	1,260,740
		132,416,880
Paper & Forest Products - 0.6%
Suzano Papel e Celulose SA (a)	3,071,300	40,099,750

TOTAL MATERIALS		279,126,725

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land, Inc.	9,193,300	7,368,604
China Resources Land Ltd.	444,000	2,109,393
Longfor Properties Co. Ltd. (c)	1,051,000	6,233,006
Sun Hung Kai Properties Ltd.	115,500	1,855,398
		17,566,401
UTILITIES - 0.2%
Electric Utilities - 0.0%
CK Infrastructure Holdings Ltd.	115,000	666,445
Gas Utilities - 0.2%
China Gas Holdings Ltd.	2,117,800	8,532,415
China Resource Gas Group Ltd.	352,000	1,758,536
Indraprastha Gas Ltd.	641,875	4,270,804
		14,561,755
Independent Power and Renewable Electricity Producers - 0.0%
Huadian Power International Corp. Ltd. (H Shares)	894,000	245,501

TOTAL UTILITIES		15,473,701

TOTAL COMMON STOCKS
(Cost $2,297,341,824)		3,248,634,918

Nonconvertible Preferred Stocks - 1.3%
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Ambev SA sponsored ADR	3,572,900	9,110,895
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,194,966	17,406,080
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	1,045,572	4,291,095
Itau Unibanco Holding SA	5,452,409	24,857,973
Sberbank of Russia	645,560	2,154,284
Sberbank of Russia	3,791,522	12,724,939
		44,028,291
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (a)	1,159,000	8,396,453
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $82,180,763)		78,941,719

Equity Funds - 40.8%
Diversified Emerging Markets Funds - 40.8%
Fidelity Emerging Markets Fund (d)	15,463,692	737,927,394
Fidelity SAI Emerging Markets Index Fund (d)	33,734,203	582,589,683
Fidelity SAI Emerging Markets Low Volatility Index Fund (d)	35,791,266	384,040,282
Fidelity SAI Emerging Markets Value Index Fund (d)	58,246,924	826,523,848
TOTAL EQUITY FUNDS
(Cost $1,975,493,686)		2,531,081,207

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 3/18/21 to 5/27/21 (e)
(Cost $16,999,652)	17,001,000	16,999,777

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.07% (f)	85,195,071	85,212,110
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	6,054,201	6,054,807
Invesco Government & Agency Portfolio Institutional Class .03% (h)	240,961,501	240,961,501
TOTAL MONEY MARKET FUNDS
(Cost $332,208,275)		332,228,418
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,704,224,200)		6,207,886,039
NET OTHER ASSETS (LIABILITIES) - 0.0%		137,284
NET ASSETS - 100%		$6,208,023,323

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,989	March 2021	$266,884,045	$(7,317,139)	$(7,317,139)

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $116,751,245 or 1.9% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,999,777.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,615
Fidelity Securities Lending Cash Central Fund	114,288
Total	$149,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$335,597,285	$211,887,065	$--	$8,887,064	$--	$190,443,044	$737,927,394
Fidelity SAI Emerging Markets Index Fund	842,100,133	144,074,918	639,456,156	9,239,525	19,465,667	216,405,121	582,589,683
Fidelity SAI Emerging Markets Low Volatility Index Fund	166,174,301	160,099,987	--	6,099,986	--	57,765,994	384,040,282
Fidelity SAI Emerging Markets Value Index Fund	21,609,000	660,400,281	--	9,400,285	--	144,514,567	826,523,848
Total	$1,365,480,719	$1,176,462,251	$639,456,156	$33,626,860	$19,465,667	$609,128,726	$2,531,081,207

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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